INCOME TAX - Components of tax expense or income including tax reconciliation and unrecognised tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Current tax	R (496.2)	R 0.0	R (99.7)
Mining tax	(485.3)	0.0	(92.4)
Mining tax prior year over provision	0.0	0.0	5.4
Non-Mining, company and capital gains tax	10.9	0.0	12.7
Deferred tax	(1,130.8)	(824.4)	(388.5)
Deferred tax charge - Mining tax	(965.6)	(832.4)	(327.5)
Deferred tax charge - Mining tax prior year over provision	0.0	0.0	6.1
Deferred tax charge - Non-mining, company and capital gains tax	13.7	(8.0)	(0.2)
Deferred tax rate adjustment	(151.5)	0.0	(67.3)
Tax expense (income)	R (1,627.0)	(824.4)	(488.2)
Major Items Causing The Group's Income Tax Expense To Differ From The Statutory Rate [Abstract]
Applicable tax rate	27.00%
Tax expense (income) at applicable tax rate	R (1,588.3)	(828.1)	(490.6)
Tax effect from change in tax rate	4.2	3.1	46.1
Deferred tax rate adjustment	(151.5)	0.0	(67.3)
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	(15.5)	(15.1)	(16.8)
Non-deductible expenses	(28.2)	(5.5)	(8.2)
Exempt income and other non-taxable income	2.5	17.5	9.8
Prior year (under)/over provision	0.0	1.5	(11.5)
Current year losses for which no deferred tax asset was recognised	0.8	1.9	1.4
Other	2.7	(2.4)	(1.6)
Tax incentives	R 146.3	R 5.7	R 27.5